Balance Sheet Components	12 Months Ended
Dec. 31, 2022
Balance Sheet Components [Abstract]
Balance Sheet Components
2.	Balance Sheet Components
Inventories
Inventories consisted of the following (in thousands):

	December 31,
	2022	2021
Raw materials	$2,758	$2,040
Work-in-progress	1,132	976
Finished goods	1,274	1,519

	$5,164	$4,535

The amount recorded as charges to cost of revenues, representing inventories considered obsolete and unsaleable was $0.3 million for the year ended December 31, 2022, and insignificant for the year ended December 31, 2021.
Prepaid expenses and other current assets
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2022	2021
Prepaid expenses	$1,029	$1,006
Value added tax receivable	446	616
Contract assets	197	—
Government tax receivables	1,416	—
Other assets	186	686

	$3,274	$2,308

Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2022	2021
Office equipment	$157	$151
Computer hardware and software	2,017	1,887
Lab equipment	2,864	2,717
Furniture and fixtures	545	529
Leasehold improvements	1,069	1,122

Gross book value	6,652	6,406
Less: accumulated depreciation and amortization	(4,291)	(3,672)

	$2,361	$2,734

Depreciation and amortization expense on property and equipment was $0.8 million and $0.6 million for the years ended December 31, 2022 and 2021, respectively.
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consists of the following (in thousands):

	December 31,
	2022	2021
Accrued compensation and employee benefits	$2,999	$2,859
Customer advances	—	471
Accrued professional services	1,909	497
Accrued valued added and other taxes	399	400
Accruals for purchases received	751	550
Current operating lease liabilities	593	—
Accrued TAS legal settlement (Note 17)	325	—
Other current liabilities	968	845

	$7,944	$5,622